ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB

Accounts receivable	21,879	48,745	122,886
Less: allowance for doubtful accounts
Balance at beginning of year	—	(351)	(458)
Additional provision for bad debt	(351)	(107)	(14,181)
Balance at end of year	(351)	(458)	(14,639)
Accounts receivable, net	21,528	48,287	108,247